Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Effective Date	Feb. 28, 2025
Innovator IBD(R) 50 ETF | Innovator IBD(R) 50 ETF
Prospectus:
Trading Symbol	FFTY
Innovator IBD Breakout Opportunities ETF | Innovator IBD Breakout Opportunities ETF
Prospectus:
Trading Symbol	BOUT
Innovator Laddered Allocation Buffer ETF | Innovator Laddered Allocation Buffer ETF
Prospectus:
Trading Symbol	BUFB
Innovator Laddered Allocation Power Buffer ETF | Innovator Laddered Allocation Power Buffer ETF
Prospectus:
Trading Symbol	BUFF
Innovator Deepwater Frontier Tech ETF | Innovator Deepwater Frontier Tech ETF
Prospectus:
Trading Symbol	LOUP
Innovator S&P Investment Grade Preferred ETF | Innovator S&P Investment Grade Preferred ETF
Prospectus:
Trading Symbol	EPRF
Innovator Gradient Tactical Rotation Strategy ETF | Innovator Gradient Tactical Rotation Strategy ETF
Prospectus:
Trading Symbol	IGTR